Vessels and other fixed assets, net and Advances for vessels under construction - Vessels under construction (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Property, Plant and Equipment [Abstract]
Balance, December 31, 2023	$ 0
Pre-delivery yard installments and capitalized expenses	18,716
Capitalized interest and finance costs	500
Balance, June 30, 2024	$ 19,216